         Supplement dated November 1, 1999 (as revised December 1, 1999)
                           to the Current Prospectus


                                       Of

                     MFS/SUN LIFE SERIES TRUST (THE "TRUST")


This supplement describes a new series of the Trust -- the Strategic Growth Series -- and supplements certain information in the Trust's Prospectus dated May 1, 1999. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus. Information which is not supplemented applies equally to the Strategic Growth Series.


I.   EXPENSE SUMMARY - BEGINNING ON PAGE 1

          Expense Table. This table describes the expenses that you may pay when you hold shares of the series. These fees and expenses do not take into account the fees and expenses imposed under the Variable Contracts through which an investment in the series is made. The table is supplemented as follows:

     Annual Operating Expenses (expenses that are deducted from the series' assets):

                                                   Strategic Growth Series
         Management Fee                                      0.75%
         Other Expenses                                      3.43%
                                                             ----
         Total Annual Series Operating Expenses              4.18%
              Fee Waivers/Expense Reimbursement(1)          (3.15)%
              Net Expenses(2)                                1.03%
-----------------------
(1)    MFS has  contractually  agreed  to bear the  series'  expenses  such that
       "Other   Expenses"  do  not  exceed  0.25%  annually.   This  contractual
       arrangement will continue until at least May 1, 2000, unless modified with the consent of the board of trustees, which oversees the series.

(2) The series has an expense offset arrangement which reduces its custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The series expenses do not take into account these expense reductions, and therefore do not represent the actual expenses of the series. Had these expense reductions been taken into account, "Net Expenses" would be estimated to be 1.00%.

          Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds.

           The example assumes that:

               o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

               o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

               o The series' operating expenses remain the same, except that the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see table above).

         The table is supplemented as follows:

         Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                Year 1          Year 3
                                                ------          ------

              Strategic Growth Series            $102            $979

II.  RISK RETURN SUMMARY - BEGINNING ON PAGE 4

         This section of the prospectus is supplemented as follows:

27:      Strategic Growth Series


               Investment Objective. The series' investment objective is capital
               appreciation.   Approval  by  the  series'  shareholders  is  not
               required to modify or change the series' objective.

               Principal Investment Strategies. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, bonds, warrants, or rights convertible into stock and depositary receipts for these securities, of companies which MFS believes offer superior prospects for growth.

               MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

               In managing the series, MFS seeks to purchase securities of companies which MFS considers well-run and poised for growth. MFS looks particularly for companies which demonstrate:

                    o a strong franchise, strong cash flows and a recurring revenue stream

                    o    a solid industry position, where there is

                              potential for high profit margins
                              substantial barriers to new entry in the industry

                    o    a  strong   management  team  with  a  clearly  defined
                         strategy o a catalyst which may accelerate growth

               Consistent with the series' principal investment strategies described above, the series may invest in foreign securities, and may have exposure to foreign currencies through its investment in these securities.

               Principal Risks of an Investment. The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here. The principal risks of investing in the series are:


                    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

                    o Growth Companies: This is the risk that the prices of growth company securities held by the series, which are the series' principal investment focus, will fall to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) due to changing economic, political or market conditions.

                    o Foreign Securities: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

                              These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

                              Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

                              Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

                              Foreign markets may be less liquid and more volatile than U.S. markets.

                              Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

     Bar Chart and Performance Table. The bar chart and performance table are not included because the series did not have a full calendar year of performance on December 31, 1998.


III. CERTAIN INVESTMENT STRATEGIES AND RISKS - BEGINNING ON PAGE 76

The series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this Supplement. The types of securities and investment techniques and practices in which the series may engage are identified in Appendix A to this Supplement, and are discussed, together with their risks, in the series' Statement of Additional Information (referred to as the SAI), which you may obtain by contacting Sun Life Assurance Company of Canada (U.S.) Retirement Products and Services Division (see the back cover of the prospectus for the address and phone number).


IV.  MANAGEMENT OF THE SERIES - BEGINNING ON PAGE 77

     Investment Adviser. Massachusetts Financial Services Company is the series' investment adviser, and is described in the prospectus.

Portfolio Managers.

This section is supplemented as follows:



              Series                                Portfolio Managers


         Strategic Growth Series        S. Irfan Ali, Vice President of MFS,
                                        has been the portfolio manager of the
                                        series since its inception.

                                        Mr. Ali has been employed by MFS as a
                                        portfolio manager since 1993.

APPENDIX A

         Investment  Techniques  and  Practices.   In  pursuing  its  investment
         objective, the series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are described, together with their risks, in the Risk Return Summary of this Supplement. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

                         Investment Techniques/Practices

                       Symbols                 |X|Permitted   --  Not Permitted
                                                      Strategic Growth Series
   Debt Securities
     Asset-Backed Securities
       Collateralized Mortgage Obligations and Multiclass           --

        Pass-Through Securities
       Corporate Asset-Backed Securities                            --
       Mortgage Pass-Through Securities                             --
       Stripped Mortgage-Backed Securities                          --
     Corporate Securities                                           |X|
     Loans and Other Direct Indebtedness                            --
     Lower Rated Bonds                                              --
     Municipal Bonds                                                --
     Speculative Bonds                                              --
     U.S. Government Securities                                     |X|
     Variable and Floating Rate Obligations                         --
     Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds       |X|
   Equity Securities                                                |X|
   Foreign Securities Exposure
     Brady Bonds                                                    --
     Depositary Receipts                                            |X|
     Dollar-Denominated Foreign Debt Securities                     |X|
     Emerging Markets                                               |X|
     Foreign Securities                                             |X|
   Forward Contracts                                                |X|
   Futures Contracts                                                |X|
   Indexed Securities/Structured Products                           |X|
   Inverse Floating Rate Obligations                                --
   Investment in Other Investment Companies
     Open-End Funds                                                 |X|

                       Symbols                 |X|Permitted   --  Not Permitted
                                                      Strategic Growth Series

     Closed-End Funds                                               |X|
   Laddering                                                        --
   Lending of Portfolio Securities                                  |X|
   Leveraging Transactions
     Bank Borrowings                                                |X|
     Mortgage "Dollar-Roll" Transactions                            --
     Reverse Repurchase Agreements                                  |X|
   Options
     Options on Foreign Currencies                                  |X|
     Options on Futures Contracts                                   |X|
     Options on Securities                                          |X|
     Options on Stock Indices                                       |X|
     Reset Options                                                  |X|
     "Yield Curve" Options                                          |X|
   Repurchase Agreements                                            |X|
   Restricted Securities                                            |X|
   Short Sales                                                      |X|
   Short Sales Against the Box                                      |X|
   Short Term Instruments                                           |X|
   Swaps and Related Derivative Instruments                         |X|
   Temporary Borrowings                                             |X|
   Temporary Defensive Positions                                    |X|
   Warrants                                                         |X|
   "When-issued" Securities                                         |X|







 The date of this Supplement is November 1, 1999 (as revised December 1, 1999).